Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Other intangible assets
Schedule of other intangible assets
€ millions	Brand names	Consumer lists	Restaurant databases	Technology platforms	Development costs	Other	Total
Cost
Balance as at 1 January 2020	27	340	32	10	-	9	418
Additions	-	-	-	-	13	3	16
Additions from business combinations	499	2,243	101	189	(0)	9	3,041
Foreign exchange and other movements	(13)	(61)	(1)	(5)	0	(1)	(81)
Balance as at 31 December 2020	513	2,522	132	194	13	20	3,394
Additions	-	-	-	-	39	23	62
Additions from business combinations	455	1,264	318	223	-	-	2,260
Disposals	-	-	-	-	(1)	-	(1)
Foreign exchange and other movements	62	228	27	31	2	0	350
Balance as at 31 December 2021	1,030	4,014	477	448	53	43	6,065

Accumulated amortisation and impairment
Balance as at 1 January 2020	(4)	(31)	(3)	(1)	-	(6)	(45)
Amortisation expense	(19)	(75)	(13)	(30)	(1)	(6)	(144)
Foreign exchange and other movements	(1)	2	(2)	2	0	1	2
Balance as at 31 December 2020	(24)	(104)	(18)	(29)	(1)	(11)	(187)
Amortisation expense	(45)	(129)	(40)	(70)	(8)	(6)	(298)
Impairment expense	(11)	(18)	(7)	-	-	0	(36)
Foreign exchange and other movements	(3)	(5)	(1)	(6)	1	1	(13)
Balance as at 31 December 2021	(83)	(256)	(66)	(105)	(8)	(16)	(534)

Balance as at 31 December 2020	489	2,418	114	165	12	9	3,207
Balance as at 31 December 2021	947	3,758	411	343	45	27	5,531